Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of net deferred tax assets
	December 31, 2022	December 31, 2021
Deferred tax assets (liability)
Net operating loss carryforward	$—	$344
Startup costs	283,689	445
Accrued interest – Trust	(119,625)	—
Total deferred tax assets	164,063	789
Valuation allowance	(283,689)	(789)
Deferred tax liability	$(119,625)	$—

Schedule of income tax provision (benefit)
	December 31, 2022	December 31, 2021
Federal
Current	$371,372	$—
Deferred	(163,274)	(789)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	282,899	789
Income tax provision	$490,997	$—

Schedule of federal income tax rate
	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of warrants	(17.2)%	(21.0)%
Transaction costs allocated to warrants	0.1%	—%
Valuation allowance	5.1%	0.0%
Income tax provision	9.0%	0.0%